PRIVATE LOANS	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
PRIVATE LOANS	PRIVATE LOANS
The following table summarizes the credit ratings for private loans:

AS AT DEC 31 US$ MILLIONS	2022	2021
A or higher	4	58
BBB	17	19
BB and below	395	22
Unrated	729	196
Total exposure to credit risk	$1,144	$294
As at December 31, 2022, the allowance for credit losses on private loans was $28 million ( December 31, 2021 – $12 million). All the private loans were current (i.e. less than 30 days) as at December 31, 2022 and 2021.